UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2002
                                               -------------------

Check here if Amendment [  ]; Amendment Number: _____

This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Greenbelt Corp.
           --------------------------------------------------------------
Address:   909 Third Avenue, 30th Floor
           --------------------------------------------------------------
           New York, NY  10172
           --------------------------------------------------------------

Form 13F File Number:  28-04716
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Gary K. Duberstein
         --------------------------------------------------------------
Title:   Vice President
         --------------------------------------------------------------
Phone:   212-350-5100
         --------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Gary K. Duberstein              New York, NY                     8/14/02
-----------------------             ------------                    --------
(Signature)                         (City, State)                     (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                      0
                                            ---------------------------
Form 13F Information Table Entry Total:                 16
                                            ---------------------------
Form 13F Information Table Value Total:     $         195,073
                                            ---------------------------
                                                   (in thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

                                    FORM 13F

Page 1 of 2                          Name of Reporting Manager: Greenbelt Corp.
                                                                ---------------

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                                                                                  Item 6: Investment Discretion
-----------------------------------------------------------------------------------------------------------------------------------
Item 1:                Item 2:  Item 3:  CUSIP    Item 4: Fair     Item 5:                     (b) Shared-  (c)      Item 7:
Name of Issuer         Title    Number            Market Value     Shares or                   As Defined   Shared-  Managers See
                       of Class                                    Principal      (a) Sole     in Instr. V  Other    Instr. V
                                                                   Amount
-----------------------------------------------------------------------------------------------------------------------------------
Apple Computer         COM      037833100         443,000          25,000         25,000
-----------------------------------------------------------------------------------------------------------------------------------
AT&T                   COM      001957109         5,350,000        500,000        500,000
-----------------------------------------------------------------------------------------------------------------------------------
Bethlehem Steel        COM      87509105          634,000          3,016,667      3,016,667
-----------------------------------------------------------------------------------------------------------------------------------
Covanta Energy         COM      22281N103         43,000           2,855,000      2,855,000
-----------------------------------------------------------------------------------------------------------------------------------
Delta Airlines         COM      247361108         2,000,000        100,000        100,000
-----------------------------------------------------------------------------------------------------------------------------------
Foot Locker, Inc.      COM      344849104         115,346,000      7,982,448      7,982,448
-----------------------------------------------------------------------------------------------------------------------------------
General Motors         COM      370442105         10,690,000       200,000        200,000
-----------------------------------------------------------------------------------------------------------------------------------
Great Atlantic & Pac.  COM      390064103         2,056,000        110,000        110,000
Tea Inc.
-----------------------------------------------------------------------------------------------------------------------------------
K-Mart                 COM      482584109         161,000          156,000        156,000
-----------------------------------------------------------------------------------------------------------------------------------
Lucent Technologies    COM      549463107         7,177,000        4,323,300      4,323,300
-----------------------------------------------------------------------------------------------------------------------------------
NCR Corp.              COM      62886E108         26,780,000       774,000        774,000
-----------------------------------------------------------------------------------------------------------------------------------
Nucor Corp.            COM      670346105         3,252,000        50,000         50,000
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS (Page)                              173,932,000




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Table continued...

-------------------------------------------------------------------------
                         Item 8: Voting Authority (Shares)
-------------------------------------------------------------------------
Item 1:
Name of Issuer
                         (a) Sole        (b) Shared    (c) None
-------------------------------------------------------------------------
Apple Computer           25,000
-------------------------------------------------------------------------
AT&T                     500,000
-------------------------------------------------------------------------
Bethlehem Steel          3,016,667
-------------------------------------------------------------------------
Covanta Energy           2,855,000
-------------------------------------------------------------------------
Delta Airlines           100,000
-------------------------------------------------------------------------
Foot Locker, Inc.        7,982,448
-------------------------------------------------------------------------
General Motors           200,000
-------------------------------------------------------------------------
Great Atlantic & Pac.    110,000
Tea Inc.
-------------------------------------------------------------------------
K-Mart                   156,000
-------------------------------------------------------------------------
Lucent Technologies      4,323,300
-------------------------------------------------------------------------
NCR Corp.                774,000
-------------------------------------------------------------------------
Nucor Corp.              50,000
-------------------------------------------------------------------------
COLUMN TOTALS (Page)




-------------------------------------------------------------------------


                                    FORM 13F

Page 2 of 2                          Name of Reporting Manager: Greenbelt Corp.
                                                                ---------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                     Item 6: Investment Discretion
-----------------------------------------------------------------------------------------------------------------------------------
Item 1:                Item 2:      Item 3:  CUSIP    Item 4: Fair  Item 5:  Shares              (b)         (c) Shared-  Item 7:
Name of Issuer         Title of     Number            Market Value  or Principal                 Shared- As  Other        Mana-
                       Class                                        Amount           (a) Sole    Defined in               gers
                                                                                                 Instr. V                 See
                                                                                                                          Instr. V
-----------------------------------------------------------------------------------------------------------------------------------
Scitex Corp            COM          809090103         209,000       98,450           98,450
-----------------------------------------------------------------------------------------------------------------------------------
Tenneco Automotive     COM          880349105         13,439,000    2,036,200        2,036,200
-----------------------------------------------------------------------------------------------------------------------------------
Unisys Corp            COM          909214108         6,300,000     700,000          700,000
-----------------------------------------------------------------------------------------------------------------------------------
USX Corp.              COM          90337T101         1,193,000     60,000           60,000
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS (Page)                                  21,141,000


-----------------------------------------------------------------------------------------------------------------------------------
AGGREGATE COLUMN                                      195,073,000
TOTALS



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Table continued...

--------------------------------------------------------------------------
                        Item 8: Voting Authority (Shares)
--------------------------------------------------------------------------
Item 1:
Name of Issuer
                        (a) Sole       (b) Shared    (c) None
--------------------------------------------------------------------------
Scitex Corp             98,450
--------------------------------------------------------------------------
Tenneco Automotive      2,036,200
--------------------------------------------------------------------------
Unisys Corp             700,000
--------------------------------------------------------------------------
USX Corp.               60,000
--------------------------------------------------------------------------
COLUMN TOTALS (Page)


--------------------------------------------------------------------------
AGGREGATE COLUMN
TOTALS



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